Short Term Loan to Third Party (Tables)	12 Months Ended
Sep. 30, 2024
Short Term Loan to Third Party [Abstract]
Schedule of Short-Term Loans to Third Party	As of September 30, 2024, the short-term loans to third party consist of the following:
Borrower	Annual Interest Rate	Maturity		As of September 30, 2024,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$410,000
				$410,000